VIRTUS Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)
February 29, 2024
($ reported in thousands)
	Par Value(1)	Value
U.S. Government Securities—4.6%
U.S. Treasury Bonds
3.625%, 5/15/53	$ 475	$ 416
4.750%, 11/15/53	1,305	1,388
4.125%, 2/15/54	1,450	1,423
U.S. Treasury Note 4.000%, 2/15/34	1,295	1,270
Total U.S. Government Securities (Identified Cost $4,463)		4,497

Foreign Government Securities—31.6%
Arab Republic of Egypt
144A 7.600%, 3/1/29(2)	67	61
144A 5.875%, 2/16/31(2)	145	117
144A 8.500%, 1/31/47(2)	715	554
Bolivarian Republic of Venezuela RegS 7.650%, 4/21/25(3)(4)	1,380	202
Brazil Notas do Tesouro Nacional Series F 10.000%, 1/1/29	2,680BRL	531
Costa Rica Government 144A 6.550%, 4/3/34(2)	925	954
Dominican Republic
144A 4.875%, 9/23/32(2)	1,690	1,505
144A 6.850%, 1/27/45(2)	615	604
Federative Republic of Brazil
6.000%, 10/20/33	855	848
4.750%, 1/14/50(5)	365	270
Finance Department Government of Sharjah 144A 6.500%, 11/23/32(2)	300	309
Hungary Government International Bond 144A 6.250%, 9/22/32(2)	650	671
Islamic Republic of Pakistan 144A 6.875%, 12/5/27(2)	630	479
Kingdom of Jordan 144A 5.850%, 7/7/30(2)	1,450	1,309
	Par Value(1)	Value

Foreign Government Securities—continued
Kingdom of Morocco
144A 3.000%, 12/15/32(2)	$ 200	$ 159
144A 5.500%, 12/11/42(2)	590	511
Mongolia Government International Bond 144A 3.500%, 7/7/27(2)	525	465
Oman Government International Bond 144A 7.375%, 10/28/32(2)	595	654
Republic of Angola 144A 8.250%, 5/9/28(2)	1,105	1,018
Republic of Argentina 3.500%, 7/9/41(6)	1,828	654
Republic of Chile 3.500%, 1/31/34(5)	160	139
Republic of Colombia
3.250%, 4/22/32	690	533
4.125%, 5/15/51	475	291
Republic of Ecuador 144A 6.000%, 7/31/30(2)(6)	632	386
Republic of El Salvador 144A 7.650%, 6/15/35(2)	510	383
Republic of Ghana
144A 8.125%, 3/26/32(2)(3)	315	135
RegS 8.125%, 3/26/32(3)(4)	970	414
Republic of Indonesia 2.850%, 2/14/30(5)	1,540	1,366
Republic of Ivory Coast
144A 6.375%, 3/3/28(2)	385	373
144A 6.125%, 6/15/33(2)	435	382
144A 8.250%, 1/30/37(2)	310	303
Republic of Kenya 144A 8.000%, 5/22/32(2)	510	460
Republic of Nigeria 144A 7.375%, 9/28/33(2)	625	524
Republic of Panama
7.500%, 3/1/31	13	13
8.000%, 3/1/38	481	492
See Notes to Schedule of Investments

VIRTUS Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024
($ reported in thousands)
	Par Value(1)	Value

Foreign Government Securities—continued
Republic of Philippines 3.700%, 3/1/41	$ 1,010	$ 825
Republic of Poland 4.875%, 10/4/33(5)	525	515
Republic of Serbia 144A 6.500%, 9/26/33(2)	435	442
Republic of South Africa
5.875%, 6/22/30	755	700
5.650%, 9/27/47	360	262
Republic of Turkiye
7.625%, 4/26/29	1,175	1,196
9.125%, 7/13/30	1,185	1,277
7.625%, 5/15/34	465	463
4.875%, 4/16/43	935	649
Romania Government International Bond 144A 7.125%, 1/17/33(2)	325	342
Saudi International Bond
144A 3.625%, 3/4/28(2)(5)	900	855
144A 4.875%, 7/18/33(2)(5)	585	572
144A 4.500%, 10/26/46(2)(5)	1,655	1,389
State of Israel 2.750%, 7/3/30(5)	480	411
State of Qatar
144A 3.750%, 4/16/30(2)(5)	450	430
144A 4.400%, 4/16/50(2)(5)	365	319
Ukraine Government
144A 7.750%, 9/1/26(2)(3)	300	90
RegS 7.750%, 9/1/26(3)(4)	350	105
United Mexican States
2.659%, 5/24/31(5)	310	257
6.350%, 2/9/35	430	440
6.338%, 5/4/53	427	416
6.400%, 5/7/54(5)	750	739
Total Foreign Government Securities (Identified Cost $33,610)		30,763
	Par Value(1)	Value

Mortgage-Backed Securities—13.6%
Agency—4.3%
Federal National Mortgage Association
Pool #FS4438 5.000%, 11/1/52	$ 893	$ 867
Pool #MA4785 5.000%, 10/1/52	450	436
Pool #MA4805 4.500%, 11/1/52	791	749
Pool #MA4980 6.000%, 4/1/53	1,448	1,455
Pool #MA5072 5.500%, 7/1/53	679	672
		4,179

Non-Agency—9.3%
Ajax Mortgage Loan Trust 2022-B, A1 144A 3.500%, 3/27/62(2)(6)	579	542
American Homes 4 Rent Trust 2014-SFR2, C 144A 4.705%, 10/17/36(2)	770	763
Arroyo Mortgage Trust 2019-1, A1 144A 3.805%, 1/25/49(2)(5)(6)	77	73
Benchmark Mortgage Trust 2023-B38, A2 5.626%, 4/15/56(5)	165	168
BPR Trust 2022-OANA, A (1 month Term SOFR + 1.898%, Cap N/A, Floor 1.898%) 144A 7.216%, 4/15/37(2)(5)(6)	270	271
BX Trust 2019-OC11, D 144A 3.944%, 12/9/41(2)(6)	630	547
Chase Mortgage Finance Corp.
2016-SH1, M2 144A 3.750%, 4/25/45(2)(5)(6)	78	70
2016-SH2, M2 144A 3.750%, 12/25/45(2)(5)(6)	202	181
CIM Trust 2022-R2, A1 144A 3.750%, 12/25/61(2)(5)(6)	318	296
See Notes to Schedule of Investments

VIRTUS Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024
($ reported in thousands)
	Par Value(1)	Value

Non-Agency—continued
COLT Mortgage Loan Trust
2022-4, A1 144A 4.301%, 3/25/67(2)(5)(6)	$ 143	$ 137
2022-5, A1 144A 4.550%, 4/25/67(2)(6)	423	422
COMM Mortgage Trust 2013-300P, A1 144A 4.353%, 8/10/30(2)	400	374
Ellington Financial Mortgage Trust 2019-2, A3 144A 3.046%, 11/25/59(2)(5)(6)	33	30
Extended Stay America Trust 2021-ESH, C (1 month Term SOFR + 1.814%, Cap N/A, Floor 1.700%) 144A 7.132%, 7/15/38(2)(6)	261	261
FirstKey Homes Trust 2020-SFR2, B 144A 1.567%, 10/19/37(2)	475	442
Homes Trust 2023-NQM2, A1 144A 6.456%, 2/25/68(2)(6)	470	471
INTOWN Mortgage Trust 2022-STAY, A (1 month Term SOFR + 2.489%, Cap N/A, Floor 2.489%) 144A 7.807%, 8/15/39(2)(6)	435	437
JPMorgan Chase Mortgage Trust 2014-5, B2 144A 2.742%, 10/25/29(2)(5)(6)	163	146
Mill City Mortgage Loan Trust 2017-3, B1 144A 3.250%, 1/25/61(2)(5)(6)	337	286
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C22, AS 3.561%, 4/15/48(5)	220	212
New Residential Mortgage Loan Trust
2016-3A, B1 144A 4.000%, 9/25/56(2)(5)(6)	158	146
	Par Value(1)	Value

Non-Agency—continued
2016-4A, B1A 144A 4.500%, 11/25/56(2)(6)	$ 467	$ 439
ORL Trust 2023-GLKS, A (1 month Term SOFR + 2.350%, Cap N/A, Floor 2.350%) 144A 7.668%, 10/19/36(2)(6)	375	376
Palisades Mortgage Loan Trust 2021-RTL1, A1 144A 2.857%, 6/25/26(2)(5)(6)	134	133
Provident Funding Mortgage Trust 2019-1, A2 144A 3.000%, 12/25/49(2)(5)(6)	75	63
Starwood Mortgage Residential Trust 2021-3, A3 144A 1.518%, 6/25/56(2)(5)(6)	49	39
Towd Point Mortgage Trust
2016-4, B1 144A 4.000%, 7/25/56(2)(5)(6)	260	245
2017-1, M1 144A 3.750%, 10/25/56(2)(5)(6)	265	253
2017-4, A2 144A 3.000%, 6/25/57(2)(5)(6)	171	156
2018-6, A2 144A 3.750%, 3/25/58(2)(5)(6)	215	191
Tricon Residential Trust 2021-SFR1, B 144A 2.244%, 7/17/38(2)	150	139
VCAT LLC 2021-NPL3, A1 144A 1.743%, 5/25/51(2)(6)	154	148
Verus Securitization Trust
2022-4, A1 144A 4.474%, 4/25/67(2)(5)(6)	292	283
2023-8, A1 144A 6.259%, 12/25/68(2)(6)	311	312
		9,052

Total Mortgage-Backed Securities (Identified Cost $13,654)		13,231
See Notes to Schedule of Investments

VIRTUS Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024
($ reported in thousands)
	Par Value(1)	Value

Asset-Backed Securities—11.9%
Automobiles—4.1%
Avis Budget Rental Car Funding LLC (AESOP) 2019-2A, D 144A 3.040%, 9/22/25(2)	$ 480	$ 472
DT Auto Owner Trust 2023-1A, D 144A 6.440%, 11/15/28(2)	450	449
GLS Auto Receivables Issuer Trust
2020-3A, D 144A 2.270%, 5/15/26(2)	233	231
2020-3A, E 144A 4.310%, 7/15/27(2)	550	542
2023-1A, B 144A 6.190%, 6/15/27(2)	439	440
LAD Auto Receivables Trust
2021-1A, D 144A 3.990%, 11/15/29(2)	470	450
2023-2A, D 144A 6.300%, 2/15/31(2)	365	363
OneMain Direct Auto Receivables Trust 2022-1A, C 144A 5.310%, 6/14/29(2)	320	314
Santander Drive Auto Receivables Trust 2022-7, A2 5.810%, 1/15/26	48	48
Tesla Auto Lease Trust 2023-A, B 144A 6.410%, 7/20/27(2)	363	366
U.S. Bank N.A. 2023-1, B 144A 6.789%, 8/25/32(2)	333	335
		4,010

Consumer Loans—0.7%
Affirm Asset Securitization Trust 2023-B, A 144A 6.820%, 9/15/28(2)	350	355
	Par Value(1)	Value

Consumer Loans—continued
Marlette Funding Trust 2023-2A, B 144A 6.540%, 6/15/33(2)	$ 363	$ 364
		719

Credit Card—0.5%
Avant Credit Card Master Trust 2021-1A, A 144A 1.370%, 4/15/27(2)	480	463
Other—6.6%
Adams Outdoor Advertising LP 2023-1, A2 144A 6.967%, 7/15/53(2)	365	376
Aqua Finance Trust
2017-A, A 144A 3.720%, 11/15/35(2)	14	14
2020-AA, D 144A 7.150%, 7/17/46(2)	400	361
Arby’s Funding LLC 2020-1A, A2 144A 3.237%, 7/30/50(2)	463	428
Auxilior Term Funding LLC 2023-1A, D 144A 7.270%, 12/16/30(2)	240	242
BXG Receivables Note Trust 2023-A, A 144A 5.770%, 11/15/38(2)	365	363
FAT Brands Royalty LLC 2021-1A, A2 144A 4.750%, 4/25/51(2)	475	433
Hardee’s Funding LLC 2020-1A, A2 144A 3.981%, 12/20/50(2)	409	366
Jersey Mike’s Funding 2019-1A, A2 144A 4.433%, 2/15/50(2)	348	331
Mariner Finance Issuance Trust 2020-AA, A 144A 2.190%, 8/21/34(2)	218	215
See Notes to Schedule of Investments

VIRTUS Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024
($ reported in thousands)
	Par Value(1)	Value

Other—continued
Octane Receivables Trust 2023-3A, C 144A 6.740%, 8/20/29(2)	$ 425	$ 429
Oportun Funding XIV LLC 2021-A, B 144A 1.760%, 3/8/28(2)	247	236
Planet Fitness Master Issuer LLC 2018-1A, A2II 144A 4.666%, 9/5/48(2)	512	500
Progress Residential Trust 2021-SFR6, D 144A 2.225%, 7/17/38(2)	190	173
Purchasing Power Funding LLC 2024-A, B 144A 6.430%, 8/15/28(2)	420	420
Reach Abs Trust 2024-1A, B 144A 6.290%, 2/18/31(2)	425	426
Trinity Rail Leasing LLC 2019-1A, A 144A 3.820%, 4/17/49(2)	284	273
VFI ABS LLC 2022-1A, B 144A 3.040%, 7/24/28(2)	585	567
ZAXBY’S Funding LLC 2021-1A, A2 144A 3.238%, 7/30/51(2)	256	225
		6,378

Total Asset-Backed Securities (Identified Cost $11,767)		11,570

Corporate Bonds and Notes—65.4%
Communication Services—3.9%
Altice France Holding S.A. 144A 6.000%, 2/15/28(2)	185	93
Altice France S.A.
144A 5.125%, 7/15/29(2)(5)	125	95
144A 5.500%, 10/15/29(2)(5)	185	140
CMG Media Corp. 144A 8.875%, 12/15/27(2)(5)	85	57
CSC Holdings LLC
144A 7.500%, 4/1/28(2)(5)	295	210
	Par Value(1)	Value

Communication Services—continued
144A 11.750%, 1/31/29(2)(5)	$ 200	$ 209
CT Trust 144A 5.125%, 2/3/32(2)	550	495
DISH DBS Corp.
5.875%, 11/15/24	180	170
7.750%, 7/1/26	170	108
Gray Television, Inc. 144A 7.000%, 5/15/27(2)(5)	330	298
Grupo Televisa SAB 4.625%, 1/30/26	525	514
Level 3 Financing, Inc. 144A 3.625%, 1/15/29(2)	365	155
Millennium Escrow Corp. 144A 6.625%, 8/1/26(2)	250	149
Rackspace Technology Global, Inc. 144A 5.375%, 12/1/28(2)	275	80
Sprint Capital Corp. 8.750%, 3/15/32(5)	235	284
Telecomunicaciones Digitales S.A. 144A 4.500%, 1/30/30(2)	725	649
Telesat Canada 144A 6.500%, 10/15/27(2)(5)	180	79
		3,785

Consumer Discretionary—3.5%
Amer Sports Co. 144A 6.750%, 2/16/31(2)(5)	20	20
Ashtead Capital, Inc. 144A 2.450%, 8/12/31(2)(5)	570	459
Ashton Woods USA LLC 144A 4.625%, 4/1/30(2)(5)	340	306
Carnival Corp. 144A 7.000%, 8/15/29(2)(5)	35	36
Churchill Downs, Inc. 144A 6.750%, 5/1/31(2)	145	145
Clarios Global LP 144A 8.500%, 5/15/27(2)(5)	245	246
Ford Motor Credit Co. LLC 7.350%, 3/6/30(5)	200	212
Meritage Homes Corp. 144A 3.875%, 4/15/29(2)(5)	183	167
See Notes to Schedule of Investments

VIRTUS Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024
($ reported in thousands)
	Par Value(1)	Value

Consumer Discretionary—continued
Michaels Cos., Inc. (The) 144A 7.875%, 5/1/29(2)	$ 245	$ 158
Newell Brands, Inc. 6.625%, 9/15/29(5)	227	217
Nissan Motor Acceptance Co. LLC 144A 7.050%, 9/15/28(2)(5)	210	219
Ontario Gaming GTA LP 144A 8.000%, 8/1/30(2)(5)	175	178
PetSmart, Inc. 144A 7.750%, 2/15/29(2)(5)	285	282
Prime Security Services Borrower LLC 144A 6.250%, 1/15/28(2)(5)	215	212
Royal Caribbean Cruises Ltd.
144A 9.250%, 1/15/29(2)(5)	12	13
144A 6.250%, 3/15/32(2)	15	15
Tapestry, Inc. 7.850%, 11/27/33(5)	220	238
Wand NewCo 3, Inc. 144A 7.625%, 1/30/32(2)(5)	10	10
Weekley Homes LLC 144A 4.875%, 9/15/28(2)(5)	255	237
		3,370

Consumer Staples—2.5%
BAT Capital Corp. 7.750%, 10/19/32(5)	330	369
Central American Bottling Corp. 144A 5.250%, 4/27/29(2)	370	348
Coty, Inc. 144A 6.625%, 7/15/30(2)(5)	230	234
Herbalife Nutrition Ltd. 144A 7.875%, 9/1/25(2)	80	78
Kronos Acquisition Holdings, Inc. 144A 7.000%, 12/31/27(2)(5)	225	217
Minerva Luxembourg S.A. 144A 8.875%, 9/13/33(2)	710	745
Pilgrim’s Pride Corp. 6.250%, 7/1/33(5)	230	232
Post Holdings, Inc. 144A 6.250%, 2/15/32(2)(5)	105	105
	Par Value(1)	Value

Consumer Staples—continued
Triton Water Holdings, Inc. 144A 6.250%, 4/1/29(2)(5)	$ 125	$ 109
		2,437

Energy—17.7%
Alliance Resource Operating Partners LP 144A 7.500%, 5/1/25(2)(5)	269	270
Ascent Resources Utica Holdings LLC 144A 8.250%, 12/31/28(2)(5)	255	259
BP Capital Markets plc 4.875% (5)(7)	375	354
Civitas Resources, Inc. 144A 8.750%, 7/1/31(2)(5)	180	191
Columbia Pipelines Operating Co. LLC
144A 6.036%, 11/15/33(2)(5)	215	221
144A 6.714%, 8/15/63(2)(5)	40	43
Coronado Finance Pty Ltd. 144A 10.750%, 5/15/26(2)(5)	382	396
CrownRock LP 144A 5.625%, 10/15/25(2)(5)	255	254
CVR Energy, Inc. 144A 8.500%, 1/15/29(2)(5)	215	216
Ecopetrol S.A.
4.625%, 11/2/31	695	574
8.875%, 1/13/33	585	615
Enbridge, Inc. 7.625%, 1/15/83(5)	345	349
Energy Transfer LP Series H 6.500% (5)(7)	245	238
EQM Midstream Partners LP 144A 6.375%, 4/1/29(2)(5)	55	55
Fermaca Enterprises S de RL de C.V. 144A 6.375%, 3/30/38(2)	703	683
Flex Intermediate Holdco LLC 144A 3.363%, 6/30/31(2)(5)	175	142
Genesis Energy LP 8.875%, 4/15/30(5)	205	213
See Notes to Schedule of Investments

VIRTUS Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024
($ reported in thousands)
	Par Value(1)	Value

Energy—continued
Greensaif Pipelines Bidco S.a.r.l. 144A 6.129%, 2/23/38(2)(5)	$ 235	$ 238
Helix Energy Solutions Group, Inc. 144A 9.750%, 3/1/29(2)(5)	185	196
International Petroleum Corp. 144A, RegS 7.250%, 2/1/27(2)(4)(5)	500	483
KazMunayGas National Co. JSC
144A 5.375%, 4/24/30(2)	310	301
144A 5.750%, 4/19/47(2)	640	545
144A 6.375%, 10/24/48(2)	350	319
RegS 6.375%, 10/24/48(4)	230	210
Kinder Morgan, Inc. 7.750%, 1/15/32(5)	380	428
Magnolia Oil & Gas Operating LLC 144A 6.000%, 8/1/26(2)(5)	270	265
Mesquite Energy, Inc. 144A 7.250%, 7/15/24(2)(8)	135	9
Nabors Industries Ltd. 144A 7.250%, 1/15/26(2)(5)	195	192
Northriver Midstream Finance LP 144A 5.625%, 2/15/26(2)(5)	255	250
Occidental Petroleum Corp. 6.125%, 1/1/31(5)	270	277
Odebrecht Oil & Gas Finance Ltd. 144A 0.000% (2)(7)(9)	154	8
Pertamina Persero PT
144A 2.300%, 2/9/31(2)(5)	1,075	885
RegS 6.450%, 5/30/44(4)	815	849
Petroleos de Venezuela S.A. 144A 6.000%, 5/16/24(2)(3)	1,820	179
Petroleos Mexicanos
6.500%, 3/13/27	625	583
5.950%, 1/28/31	825	641
6.500%, 6/2/41	350	231
7.690%, 1/23/50	595	410
6.375%, 1/23/45	1,700	1,056
6.350%, 2/12/48	520	318
	Par Value(1)	Value

Energy—continued
Petronas Capital Ltd. 144A 3.500%, 4/21/30(2)(5)	$ 630	$ 576
Reliance Industries Ltd. 144A 2.875%, 1/12/32(2)(5)	845	712
State Oil Co. of the Azerbaijan Republic RegS 6.950%, 3/18/30(4)	825	846
Teine Energy Ltd. 144A 6.875%, 4/15/29(2)(5)	250	237
Transocean, Inc.
144A 11.500%, 1/30/27(2)(5)	49	51
144A 8.750%, 2/15/30(2)(5)	203	208
Venture Global Calcasieu Pass LLC 144A 4.125%, 8/15/31(2)(5)	245	215
Venture Global LNG, Inc. 144A 9.875%, 2/1/32(2)(5)	270	284
Western Midstream Operating LP 5.250%, 2/1/50(5)	160	142
		17,217

Financials—17.4%
Acrisure LLC
144A 8.250%, 2/1/29(2)	90	89
144A 6.000%, 8/1/29(2)	145	131
AerCap Ireland Capital DAC 3.300%, 1/30/32(5)	170	144
Allianz SE 144A 6.350%, 9/6/53(2)(5)	200	209
Allstate Corp. (The) Series B (3 month Term SOFR + 3.200%) 8.507%, 8/15/53(5)(6)	391	392
American Express Co. 5.625%, 7/28/34(5)	160	161
Banco de Credito e Inversiones S.A.
144A 3.500%, 10/12/27(2)(5)	990	932
144A 8.750%, 8/8/72(2)	350	360
Banco Mercantil del Norte S.A. 144A 6.625% (2)(7)	780	682
See Notes to Schedule of Investments

VIRTUS Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024
($ reported in thousands)
	Par Value(1)	Value

Financials—continued
Banco Nacional de Comercio Exterior SNC 144A 4.375%, 10/14/25(2)(5)	$ 510	$ 501
Banco Santander Chile 144A 3.177%, 10/26/31(2)(5)	150	130
Bancolombia S.A. 4.625%, 12/18/29	300	281
Bank of America Corp.
5.015%, 7/22/33(5)	295	288
2.482%, 9/21/36(5)	395	311
Bank of New York Mellon Corp. (The) Series G 4.700% (5)(7)	140	137
Barclays plc 7.437%, 11/2/33(5)	295	323
BBVA Bancomer S.A. 144A 5.125%, 1/18/33(2)	700	640
Blackstone Private Credit Fund 2.625%, 12/15/26(5)	200	181
Blue Owl Credit Income Corp. 4.700%, 2/8/27(5)	259	244
BroadStreet Partners, Inc. 144A 5.875%, 4/15/29(2)(5)	160	148
Brookfield Finance, Inc. 6.350%, 1/5/34(5)	345	362
Capital One Financial Corp. 2.359%, 7/29/32(5)	325	246
Charles Schwab Corp. (The) Series H 4.000% (7)	360	296
Citigroup, Inc.
6.270%, 11/17/33(5)	270	283
6.174%, 5/25/34(5)	134	135
Citizens Bank N.A. 2.250%, 4/28/25(5)	250	240
Citizens Financial Group, Inc. 5.841%, 1/23/30(5)	19	19
Corebridge Financial, Inc. 6.875%, 12/15/52(5)	337	336
Discover Bank 4.650%, 9/13/28(5)	250	239
Drawbridge Special Opportunities Fund LP 144A 3.875%, 2/15/26(2)(5)	585	543
	Par Value(1)	Value

Financials—continued
Export-Import Bank Korea 5.125%, 1/11/33	$ 670	$ 679
Fifth Third Bancorp 4.337%, 4/25/33(5)	245	222
First American Financial Corp. 4.000%, 5/15/30(5)	330	293
Global Atlantic Fin Co. 144A 7.950%, 6/15/33(2)(5)	137	150
Goldman Sachs Group, Inc. (The)
3.102%, 2/24/33(5)	175	148
6.450%, 5/1/36(5)	135	144
HUB International Ltd. 144A 7.375%, 1/31/32(2)(5)	35	35
Huntington Bancshares, Inc. 2.550%, 2/4/30(5)	280	236
JPMorgan Chase & Co.
5.350%, 6/1/34(5)	135	134
6.254%, 10/23/34(5)	200	212
Liberty Mutual Group, Inc. 144A 4.125%, 12/15/51(2)(5)	400	351
Lincoln National Corp. (3 month LIBOR + 2.040%) 7.619%, 4/20/67(5)(6)	324	238
MDGH-GMTN RSC Ltd. 144A 4.500%, 11/7/28(2)(5)	750	736
MetLife, Inc. Series G 3.850% (7)	220	210
Midcap Financial Issuer Trust 144A 6.500%, 5/1/28(2)(5)	370	339
Morgan Stanley
6.342%, 10/18/33(5)	225	238
5.948%, 1/19/38(5)	174	174
MSCI, Inc. 144A 3.625%, 9/1/30(2)	261	230
National Rural Utilities Cooperative Finance Corp. (3 month Term SOFR + 3.172%) 8.489%, 4/30/43(5)(6)	165	165
Nationstar Mortgage Holdings, Inc. 144A 5.750%, 11/15/31(2)(5)	225	206
See Notes to Schedule of Investments

VIRTUS Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024
($ reported in thousands)
	Par Value(1)	Value

Financials—continued
NatWest Group plc 6.475%, 6/1/34	$ 200	$ 200
NCR Atleos Corp. 144A 9.500%, 4/1/29(2)(5)	184	195
Nippon Life Insurance Co. 144A 6.250%, 9/13/53(2)(5)	200	207
Prudential Financial, Inc. 6.750%, 3/1/53	220	229
Societe Generale S.A. 144A 6.066%, 1/19/35(2)(5)	370	365
State Street Corp. Series I 6.700% (5)(7)	170	169
Synchrony Financial
4.875%, 6/13/25(5)	65	64
3.700%, 8/4/26(5)	93	88
Toronto-Dominion Bank (The) 8.125%, 10/31/82(5)	435	453
UBS Group AG
144A 9.250%(2)(5)(7)	35	39
144A 4.988%, 8/5/33(2)(5)	310	295
Wells Fargo & Co.
5.389%, 4/24/34(5)	145	143
Series BB 3.900%(7)	400	376
		16,946

Health Care—3.2%
AdaptHealth LLC 144A 5.125%, 3/1/30(2)	265	222
Bausch Health Cos., Inc.
144A 6.125%, 2/1/27(2)	25	16
144A 11.000%, 9/30/28(2)(5)	105	71
144A 14.000%, 10/15/30(2)	20	12
Catalent Pharma Solutions, Inc. 144A 3.500%, 4/1/30(2)(5)	255	246
DENTSPLY SIRONA, Inc. 3.250%, 6/1/30(5)	335	292
HCA, Inc. 5.500%, 6/1/33(5)	290	288
Lannett Co., Inc. 144A 7.750%, 4/15/26(2)(8)	60	3
LifePoint Health, Inc. 144A 9.875%, 8/15/30(2)(5)	360	373
	Par Value(1)	Value

Health Care—continued
Surgery Center Holdings, Inc.
144A 6.750%, 7/1/25(2)	$ 84	$ 83
144A 10.000%, 4/15/27(2)(5)	125	126
Teva Pharmaceutical Finance Netherlands III B.V. 5.125%, 5/9/29(5)	280	265
U.S. Acute Care Solutions LLC 144A 6.375%, 3/1/26(2)	255	231
Universal Health Services, Inc. 2.650%, 1/15/32(5)	400	325
Viatris, Inc. 2.700%, 6/22/30(5)	265	223
Zimmer Biomet Holdings, Inc. 3.550%, 3/20/30(5)	325	294
		3,070

Industrials—4.3%
Alaska Airlines Pass-Through Trust 2020-1, A 144A 4.800%, 2/15/29(2)(5)	323	314
Avolon Holdings Funding Ltd. 144A 4.375%, 5/1/26(2)(5)	301	290
Boeing Co. (The)
3.750%, 2/1/50(5)	215	153
5.930%, 5/1/60(5)	160	153
British Airways Pass-Through Trust 2021-1, A 144A 2.900%, 9/15/36(2)(5)	370	320
CoStar Group, Inc. 144A 2.800%, 7/15/30(2)(5)	481	407
GFL Environmental, Inc. 144A 6.750%, 1/15/31(2)(5)	15	15
Global Infrastructure Solutions, Inc. 144A 7.500%, 4/15/32(2)(5)	265	254
Hertz Corp. (The)
144A 4.625%, 12/1/26(2)(5)	80	71
144A 5.000%, 12/1/29(2)(5)	180	138
Icahn Enterprises LP 6.250%, 5/15/26(5)	235	229
LBM Acquisition LLC 144A 6.250%, 1/15/29(2)(5)	250	225
See Notes to Schedule of Investments

VIRTUS Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024
($ reported in thousands)
	Par Value(1)	Value

Industrials—continued
Neptune Bidco U.S., Inc. 144A 9.290%, 4/15/29(2)(5)	$ 85	$ 80
Regal Rexnord Corp. 144A 6.400%, 4/15/33(2)(5)	371	381
Sempra Global 144A 3.250%, 1/15/32(2)(5)	405	328
TransDigm, Inc. 144A 6.625%, 3/1/32(2)(5)	235	236
United Airlines Pass-Through Trust 2023-1, A 5.800%, 7/15/37	240	243
Veralto Corp. 144A 5.450%, 9/18/33(2)(5)	210	211
VistaJet Malta Finance plc 144A 9.500%, 6/1/28(2)(5)	155	131
		4,179

Information Technology—1.2%
Booz Allen Hamilton, Inc.
144A 3.875%, 9/1/28(2)	195	181
144A 4.000%, 7/1/29(2)(5)	145	134
CommScope Technologies LLC 144A 6.000%, 6/15/25(2)(5)	225	183
Consensus Cloud Solutions, Inc.
144A 6.000%, 10/15/26(2)(5)	35	33
144A 6.500%, 10/15/28(2)(5)	55	49
Dell International LLC 8.100%, 7/15/36(5)	243	292
Viasat, Inc. 144A 5.625%, 9/15/25(2)(5)	345	335
		1,207

Materials—4.4%
ArcelorMittal S.A. 6.800%, 11/29/32(5)	210	222
ASP Unifrax Holdings, Inc. 144A 5.250%, 9/30/28(2)	455	289
Bayport Polymers LLC 144A 5.140%, 4/14/32(2)(5)	370	330
	Par Value(1)	Value

Materials—continued
Berry Global, Inc. 144A 5.650%, 1/15/34(2)(5)	$ 125	$ 123
Corp. Nacional del Cobre de Chile 144A 5.950%, 1/8/34(2)(5)	235	232
Illuminate Buyer LLC 144A 9.000%, 7/1/28(2)(5)	220	216
INEOS Quattro Finance 2 plc
144A 3.375%, 1/15/26(2)	147	139
144A 9.625%, 3/15/29(2)(5)	200	210
LSB Industries, Inc. 144A 6.250%, 10/15/28(2)(5)	260	247
Mauser Packaging Solutions Holding Co. 144A 7.875%, 8/15/26(2)(5)	145	147
New Enterprise Stone & Lime Co., Inc. 144A 9.750%, 7/15/28(2)(5)	405	410
OCP S.A.
144A 5.625%, 4/25/24(2)	660	660
144A 3.750%, 6/23/31(2)	200	170
Taseko Mines Ltd. 144A 7.000%, 2/15/26(2)(5)	230	226
Teck Resources Ltd. 6.125%, 10/1/35(5)	270	276
Trivium Packaging Finance B.V. 144A 8.500%, 8/15/27(2)(5)	259	252
WR Grace Holdings LLC 144A 5.625%, 8/15/29(2)(5)	172	151
		4,300

Real Estate—2.2%
EPR Properties
4.750%, 12/15/26(5)	260	250
3.600%, 11/15/31(5)	95	77
GLP Capital LP
3.250%, 1/15/32(5)	132	109
6.750%, 12/1/33(5)	135	140
Office Properties Income Trust 4.500%, 2/1/25(5)	575	466
See Notes to Schedule of Investments

VIRTUS Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024
($ reported in thousands)
	Par Value(1)	Value

Real Estate—continued
Ontario Teachers’ Cadillac Fairview Properties Trust 144A 2.500%, 10/15/31(2)	$ 285	$ 226
Safehold GL Holdings LLC 6.100%, 4/1/34	210	208
Service Properties Trust 4.500%, 3/15/25(5)	290	283
VICI Properties LP
4.950%, 2/15/30(5)	110	105
5.125%, 5/15/32(5)	185	174
144A 4.625%, 6/15/25(2)(5)	70	69
		2,107

Utilities—5.1%
CMS Energy Corp. 4.750%, 6/1/50(5)	460	422
Electricite de France S.A.
144A 6.250%, 5/23/33(2)(5)	200	209
144A 6.900%, 5/23/53(2)(5)	365	398
Enel Finance International N.V. 144A 7.500%, 10/14/32(2)(5)	400	445
Eskom Holdings SOC Ltd. 144A 7.125%, 2/11/25(2)	640	637
Ferrellgas LP
144A 5.375%, 4/1/26(2)(5)	90	89
144A 5.875%, 4/1/29(2)(5)	170	161
KeySpan Gas East Corp. 144A 5.994%, 3/6/33(2)(5)	255	254
NGL Energy Operating LLC
144A 8.125%, 2/15/29(2)(5)	30	30
144A 8.375%, 2/15/32(2)(5)	50	51
NRG Energy, Inc. 144A 7.000%, 3/15/33(2)(5)	320	333
PacifiCorp
5.450%, 2/15/34(5)	65	64
5.800%, 1/15/55(5)	230	222
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 144A 4.125%, 5/15/27(2)(5)	950	913
	Par Value(1)	Value

Utilities—continued
Southern Co. (The) Series 21-A 3.750%, 9/15/51(5)	$ 490	$ 460
Sunnova Energy Corp. 144A 5.875%, 9/1/26(2)	240	195
Vistra Corp. 144A 8.000% (2)(5)(7)	125	125
		5,008

Total Corporate Bonds and Notes (Identified Cost $68,583)		63,626

Leveraged Loans—14.6%
Aerospace—0.8%
Amentum Government Services Holdings LLC (1 month Term SOFR + 4.000%) 9.320%, 2/15/29(6)	128	128
Brown Group Holding LLC (1 month Term SOFR + 2.850%) 8.176%, 6/7/28(6)	162	161
Dynasty Acquisition Co., Inc.
2023, Tranche B-1 (1 month Term SOFR + 4.000%) 9.326%, 8/24/28(6)	128	128
2023, Tranche B-2 (1 month Term SOFR + 4.000%) 9.326%, 8/24/28(6)	55	55
Mileage Plus Holdings LLC (3 month Term SOFR + 5.400%) 10.770%, 6/21/27(6)	171	177
Peraton Corp. Tranche B, First Lien (1 month Term SOFR + 3.850%) 9.176%, 2/1/28(6)	146	146
		795

See Notes to Schedule of Investments

VIRTUS Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024
($ reported in thousands)
	Par Value(1)	Value

Chemicals—0.4%
LSF11 A5 Holdco LLC (1 month Term SOFR + 4.350%) 9.676%, 10/15/28(6)	$ 149	$ 149
Lummus Technology Hodings V LLC 2024, Tranche B (1 month Term SOFR + 3.614%) 0.000%, 12/31/29(6)(10)	55	55
Nouryon Finance B.V. (3 month Term SOFR + 4.100%) 9.419%, 4/3/28(6)	60	60
Windsor Holdings III LLC Tranche B (1 month Term SOFR + 4.500%) 9.824%, 8/1/30(6)	125	125
		389

Consumer Non-Durables—0.6%
Amer Sports Co. (3 month Term SOFR + 3.250%) 8.576%, 2/17/31(6)	35	35
DS Parent, Inc. Tranche B (2 month Term SOFR + 5.500%) 10.813%, 12/16/30(6)	170	166
Kronos Acquisition Holdings, Inc. Tranche B-1 (3 month Term SOFR + 4.012%) 9.360%, 12/22/26(6)	293	293
Osmosis Buyer Ltd. 2023, Tranche B (1 month Term SOFR + 4.250%) 9.572% - 9.576%, 7/31/28(6)	124	124
		618

Energy—0.9%
GIP Pilot Acquisition Partners LP (3 month Term SOFR + 3.000%) 8.327%, 10/4/30(6)	40	40
Hamilton Projects Acquiror LLC (1 month Term SOFR + 4.614%) 9.941%, 6/17/27(6)	151	151
	Par Value(1)	Value

Energy—continued
Medallion Midland Acquisition LLC First Lien (3 month Term SOFR + 3.500%) 8.864%, 10/18/28(6)	$ 156	$ 156
Oryx Midstream Services Permian Basin LLC 2024 (1 month Term SOFR + 3.114%) 8.437%, 10/5/28(6)	138	138
Traverse Midstream Partners LLC Tranche B (3 month Term SOFR + 3.500%) 8.817%, 2/16/28(6)	293	292
Whitewater DBR Holdco LLC (1 month Term SOFR + 2.750%) 0.000%, 2/17/31(6)(10)	95	95
		872

Financials—0.5%
Acrisure LLC 2023, Tranche B (1 month Term SOFR + 4.500%) 9.826%, 10/18/30(6)	100	100
AssuredPartners, Inc.
2020 (1 month Term SOFR + 3.614%) 8.941%, 2/12/27(6)	135	135
2023 (1 month Term SOFR + 3.750%) 9.076%, 2/12/27(6)	20	20
Asurion LLC Tranche B-9 (1 month Term SOFR + 3.364%) 8.691%, 7/31/27(6)	135	133
Blackhawk Network Holdings, Inc. First Lien (1 month Term SOFR + 2.750%) 8.076%, 6/15/25(6)	71	71
		459

See Notes to Schedule of Investments

VIRTUS Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024
($ reported in thousands)
	Par Value(1)	Value

Food / Tobacco—1.0%
Del Monte Foods, Inc. (1 month Term SOFR + 4.350%) 9.676%, 5/16/29(6)	$ 143	$ 129
Fiesta Purchaser, Inc. (2 month Term SOFR + 4.000%) 9.318%, 2/12/31(6)	75	75
Naked Juice LLC (3 month Term SOFR + 3.350%) 8.698%, 1/24/29(6)	233	219
Pegasus Bidco B.V. 2024 (3 month Term SOFR + 3.750%) 9.057%, 7/12/29(6)	119	119
Sigma Bidco B.V. Tranche B-7 (6 month Term SOFR + 4.910%) 10.253%, 1/2/28(6)	279	277
Triton Water Holdings, Inc. First Lien (3 month Term SOFR + 3.512%) 8.860%, 3/31/28(6)	140	137
		956

Forest Prod / Containers—0.1%
TricorBraun, Inc. (1 month Term SOFR + 3.364%) 8.691%, 3/3/28(6)	136	134
Gaming / Leisure—0.8%
Alterra Mountain Co. Tranche B (1 month Term SOFR + 3.750%) 0.000%, 5/31/30(6)(10)	5	5
Caesars Entertainment, Inc. Tranche B-1 (3 month Term SOFR + 2.750%) 8.040%, 2/6/31(6)	25	25
ECL Entertainment LLC Tranche B (1 month Term SOFR + 4.750%) 10.076%, 9/3/30(6)	155	155
Motion Finco S.a.r.l. Tranche B-3 (1 month Term SOFR + 3.762%) 0.000%, 11/12/29(6)(10)	85	85
	Par Value(1)	Value

Gaming / Leisure—continued
Ontario Gaming GTA Ltd. Partnership Tranche B (3 month Term SOFR + 4.250%) 9.598%, 8/1/30(6)	$ 100	$ 100
Playa Hotels & Resorts B.V. (1 month Term SOFR + 3.250%) 8.570%, 1/5/29(6)	145	145
Scientific Games Holdings LP (3 month Term SOFR + 3.250%) 0.000%, 4/4/29(6)(10)	215	214
		729

Health Care—2.4%
Amneal Pharmaceuticals LLC (1 month Term SOFR + 5.500%) 10.826%, 5/4/28(6)	140	139
Bausch & Lomb Corp. (1 month Term SOFR + 4.000%) 9.326%, 9/14/28(6)	100	99
CHG Healthcare Services, Inc. First Lien (1 month Term SOFR + 3.364%) 8.691%, 9/29/28(6)	107	106
CNT Holdings I Corp. First Lien (3 month Term SOFR + 3.500%) 8.826%, 11/8/27(6)	150	150
Cotiviti Holdings, Inc. (1 month Term SOFR + 3.250%) 0.000%, 2/24/31(6)(10)	135	135
Gainwell Acquisition Corp. Tranche B (3 month Term SOFR + 4.100%) 9.448%, 10/1/27(6)	147	140
Hunter Holdco 3 Ltd. First Lien (3 month Term SOFR + 4.350%) 9.698%, 8/19/28(6)	114	113
See Notes to Schedule of Investments

VIRTUS Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024
($ reported in thousands)
	Par Value(1)	Value

Health Care—continued
IVC Acquisition Ltd. Tranche B-9 (3 month Term SOFR + 5.500%) 10.866%, 11/17/28(6)	$ 95	$ 95
Medline Borrower LP (1 month Term SOFR + 3.114%) 8.441%, 10/23/28(6)	162	162
Phoenix Guarantor, Inc. Tranche B-4 (1 month Term SOFR + 3.250%) 8.576%, 2/21/31(6)	133	132
Radiology Partners, Inc. Tranche C (3 month Term SOFR + 5.262%) 0.000%, 7/9/25(6)(10)	215	206
Sotera Health Holdings LLC (1 month Term SOFR + 3.750%) 9.071%, 12/11/26(6)	65	65
Star Parent, Inc. Tranche B (3 month Term SOFR + 4.000%) 9.348%, 9/28/30(6)	170	168
Sunshine Luxembourg VII S.a.r.l. Tranche B-3 (3 month Term SOFR + 3.600%) 8.948%, 10/1/26(6)	141	141
Upstream Newco, Inc. 2021 (1-3 month Term SOFR + 4.512%) 9.691% - 9.824%, 11/20/26(6)	186	175
Viant Medical Holdings, Inc. First Lien (1 month Term SOFR + 3.864%) 9.191%, 7/2/25(6)	253	251
Waystar Technologies, Inc. (1 month Term SOFR + 4.000%) 9.326%, 10/22/29(6)	50	50
		2,327

	Par Value(1)	Value

Housing—0.3%
Chariot Buyer LLC First Lien (1 month Term SOFR + 3.750%) 9.076%, 11/3/28(6)	$ 120	$ 120
Hunter Douglas Holding B.V. Tranche B-1 (3 month Term SOFR + 3.500%) 8.824%, 2/26/29(6)	150	147
		267

Information Technology—2.2%
Ahead DB Holdings LLC 2024 (1 month Term SOFR + 4.250%) 9.569%, 2/1/31(6)	50	50
Applied Systems, Inc.
2024, First Lien (1 month Term SOFR + 3.500%) 8.821%, 2/24/31(6)	134	135
2024, Second Lien (1 month Term SOFR + 5.250%) 0.000%, 2/23/32(6)(10)	15	15
BMC Software 2028 (1 month Term SOFR + 4.250%) 9.576%, 12/29/28(6)	45	45
Boost Newco Borrower LLC Tranche B (1 month Term SOFR + 3.000%) 8.326%, 1/31/31(6)	85	85
Central Parent LLC Tranche B (3 month Term SOFR + 4.000%) 9.348%, 7/6/29(6)	143	144
ConnectWise LLC (3 month Term SOFR + 3.614%) 8.963%, 9/29/28(6)	83	82
Epicor Software Corp. Tranche C (1 month Term SOFR + 3.364%) 8.691%, 7/30/27(6)	164	164
See Notes to Schedule of Investments

VIRTUS Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024
($ reported in thousands)
	Par Value(1)	Value

Information Technology—continued
Indicor Tranche B (3 month Term SOFR + 4.000%) 9.348%, 11/22/29(6)	$ 194	$ 194
Infinite Bidco LLC First Lien (3 month Term SOFR + 4.012%) 9.324%, 3/2/28(6)	225	220
Mosel Bidco SE Tranche B (3 month Term SOFR + 4.750%) 10.098%, 9/16/30(6)	92	92
NCR Atleos LLC Tranche B (1-3 month Term SOFR + 4.850%) 10.163% - 10.176%, 3/27/29(6)	150	150
Polaris Newco LLC First Lien (3 month Term SOFR + 4.262%) 9.574%, 6/2/28(6)	154	151
Project Ruby Ultimate Parent Corp. First Lien (1 month Term SOFR + 3.364%) 8.691%, 3/10/28(6)	193	192
RealPage, Inc. First Lien (1 month Term SOFR + 3.114%) 8.441%, 4/24/28(6)	145	141
Sophia LP 2024, Tranche B (1 month Term SOFR + 3.600%) 8.926%, 10/7/29(6)	173	173
UKG, Inc.
2021, Second Lien (3 month Term SOFR + 5.350%) 10.680%, 5/3/27(6)	7	7
Tranche B (3 month Term SOFR + 3.500%) 8.814%, 2/10/31(6)	125	125
		2,165

	Par Value(1)	Value

Manufacturing—0.6%
Chart Industries, Inc. Tranche B (1 month Term SOFR + 3.350%) 8.674%, 3/15/30(6)	$ 132	$ 132
CPM Holdings, Inc. (1 month Term SOFR + 4.500%) 9.828%, 9/28/28(6)	166	166
Filtration Group Corp. 2021 (1 month Term SOFR + 3.614%) 8.941%, 10/21/28(6)	219	219
Star U.S. Bidco LLC (1 month Term SOFR + 4.350%) 9.676%, 3/17/27(6)	87	87
		604

Media / Telecom - Broadcasting—0.1%
Terrier Media Buyer, Inc. 2021, Tranche B (3 month Term SOFR + 3.600%) 8.948%, 12/17/26(6)	149	125
Media / Telecom - Cable/Wireless Video—0.4%
DIRECTV Financing LLC 2024, Tranche B (3 month Term SOFR + 5.512%) 10.830%, 8/2/29(6)	233	232
Eagle Broadband Investments LLC (3 month Term SOFR + 3.262%) 8.610%, 11/12/27(6)	144	142
		374

Media / Telecom - Diversified Media—0.6%
Century DE Buyer LLC (3 month Term SOFR + 4.000%) 9.317%, 10/30/30(6)	108	108
See Notes to Schedule of Investments

VIRTUS Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024
($ reported in thousands)
	Par Value(1)	Value

Media / Telecom - Diversified Media—continued
McGraw-Hill Education, Inc. (1 month Term SOFR + 4.864%) 10.191%, 7/28/28(6)	$ 169	$ 169
MH Sub I LLC 2023 (1 month Term SOFR + 4.250%) 9.576%, 5/3/28(6)	195	192
Neptune Bidco U.S., Inc. Tranche B (3 month Term SOFR + 5.100%) 10.423%, 4/11/29(6)	174	159
		628

Media / Telecom - Telecommunications—0.2%
Numericable U.S. LLC
Tranche B-11 (3 month LIBOR + 2.750%) 8.324%, 7/31/25(6)	214	211
Tranche B-12 (3 month LIBOR + 3.688%) 0.000%, 1/31/26(6)(10)	20	20
		231

Media / Telecom - Wireless Communications—0.1%
Viasat, Inc. (1 month Term SOFR + 4.500%) 0.000%, 3/2/29(6)(10)	140	137
Retail—0.3%
EG America LLC Tranche C (3 month Term SOFR + 5.928%) 11.300%, 2/7/28(6)	145	142
PetsMart LLC (1 month Term SOFR + 3.850%) 9.176%, 2/11/28(6)	126	126
		268

Service—1.9%
Ascend Learning LLC (1 month Term SOFR + 3.600%) 8.926%, 12/11/28(6)	153	151
	Par Value(1)	Value

Service—continued
BIFM U.S. Finance LLC (1 month Term SOFR + 4.250%) 9.571%, 5/31/28(6)	$ 75	$ 75
BrightView Landscapes LLC Tranche B (3 month Term SOFR + 3.000%) 8.313%, 4/20/29(6)	180	179
DG Investment Intermediate Holdings 2, Inc. 2022 (1 month Term SOFR + 4.750%) 10.076%, 3/31/28(6)	164	164
DXP Enterprises, Inc. (3 month Term SOFR + 4.850%) 10.291%, 10/15/30(6)	110	110
Ensemble RCM LLC Tranche B (3 month Term SOFR + 3.000%) 8.317%, 8/1/29(6)	20	20
Garda World Security Corp. (3 month Term SOFR + 4.250%) 9.625%, 2/1/29(6)	155	155
Grab Holdings, Inc. (1 month Term SOFR + 4.614%) 9.941%, 1/29/26(6)	75	75
Kuehg Corp. (3 month Term SOFR + 5.000%) 10.348%, 6/12/30(6)	224	225
Planet U.S. Buyer LLC (3 month Term SOFR + 3.500%) 8.814%, 2/7/31(6)	60	60
Spin Holdco, Inc. (3 month Term SOFR + 4.262%) 0.000%, 3/4/28(6)(10)	160	145
The Hertz Corp. 2023 (1 month Term SOFR + 3.750%) 9.070%, 6/30/28(6)	88	85
TMF Sapphire Bidco B.V. Tranche B-2 (3 month Term SOFR + 4.000%) 9.328%, 5/3/28(6)	70	70
See Notes to Schedule of Investments

VIRTUS Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024
($ reported in thousands)
	Par Value(1)	Value

Service—continued
Trugreen Ltd. Partnership First Lien (1 month Term SOFR + 4.100%) 9.426%, 11/2/27(6)	$ 150	$ 144
WIN Waste Innovations Holdings, Inc. (1 month Term SOFR + 2.864%) 8.191%, 3/24/28(6)	155	141
		1,799

Transportation - Automotive—0.3%
American Axle & Manufacturing, Inc. Tranche B, First Lien (1 month Term SOFR + 3.600%) 8.918%, 12/13/29(6)	94	94
PAI Holdco, Inc. Tranche B (3 month Term SOFR + 4.012%) 9.324%, 10/28/27(6)	137	130
Wand NewCo 3, Inc. (1 month Term SOFR + 3.750%) 9.076%, 1/30/31(6)	35	35
		259

Utilities—0.1%
Generation Bridge Northeast LLC Tranche B (1 month Term SOFR + 4.250%) 9.576%, 8/7/29(6)	69	69
NGL Energy Operating LLC (1 month Term SOFR + 4.500%) 9.826%, 2/3/31(6)	35	35
		104

Total Leveraged Loans (Identified Cost $14,200)		14,240

	Shares	Value
Preferred Stocks—0.8%
Financials—0.8%
Capital Farm Credit ACA Series 1 144A, 5.000%(2)	275(11)	$ 260
MetLife, Inc. Series D, 5.875%	213(11)	211
Truist Financial Corp. Series Q, 5.100%	315(11)	287
		758

Total Preferred Stocks (Identified Cost $805)		758

Common Stocks—0.1%
Consumer Discretionary—0.1%
MYT Holding LLC Class B(8)(12)	29,850	3
NMG Parent LLC(12)	618	62
		65

Total Common Stocks (Identified Cost $215)		65

Total Long-Term Investments—142.6% (Identified Cost $147,297)		138,750

TOTAL INVESTMENTS—142.6% (Identified Cost $147,297)		$138,750
Other assets and liabilities, net—(42.6)%		(41,423)
NET ASSETS—100.0%		$97,327
See Notes to Schedule of Investments

VIRTUS Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024
($ reported in thousands)
Abbreviations:
ABS	Asset-Backed Securities
ACA	American Capital Access Financial Guarantee Corp.
DAC	Designated Activity Company
GMTN	Global Medium Term Note
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
MSCI	Morgan Stanley Capital International
SOFR	Secured Overnight Financing Rate

Footnote Legend:
(1)	Par Value disclosed in foreign currency is reported in thousands.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2024, these securities amounted to a value of $74,489 or 76.5% of net assets.
(3)	Security in default; no interest payments are being received.
(4)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(5)	All or a portion of securities is segregated as collateral for margin loan financing. The value of securities segregated as collateral is $51,678.
(6)	Variable rate security. Rate disclosed is as of February 29, 2024. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(7)	No contractual maturity date.
(8)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(9)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(10)	This loan will settle after February 29, 2024, at which time the interest rate, calculated on the base lending rate and the agreed upon spread on trade date, will be reflected.
(11)	Value shown as par value.
(12)	Non-income producing.
Foreign Currencies:
BRL	Brazilian Real

Country Weightings†
United States	55%
Mexico	6
Indonesia	3
Canada	3
Turkey	3
Saudi Arabia	2
Colombia	2
Other	26
Total	100%
† % of total investments as of February 29, 2024.
See Notes to Schedule of Investments

VIRTUS Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024
($ reported in thousands)
As of February 29, 2024, the Fund had the following unfunded loan commitments:
Borrower	Par Value	Commitment	Value	Unrealized Appreciation (Depreciation)
Osmosis Buyer Ltd. 2023, Tranche B (1 month Term SOFR + 4.250%) 9.572% - 9.576%, 7/31/28	$14	$14	$14	$—(1)

(1)	Amount is less than $500 (not in thousands).
The following table summarizes the value of the Fund’s investments as of February 29, 2024, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at February 29, 2024	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
U.S. Government Securities	$4,497	$4,497	$—
Foreign Government Securities	30,763	30,763	—
Mortgage-Backed Securities	13,231	13,231	—
Asset-Backed Securities	11,570	11,570	—
Corporate Bonds and Notes	63,626	63,614	12
Leveraged Loans	14,240	14,240	—
Equity Securities:
Preferred Stocks	758	758	—
Common Stocks	65	62	3
Total Investments	$138,750	$138,735	$15
There were no securities valued using quoted prices (Level 1) at February 29, 2024.
Security held by the Fund with an end of period value of $70 was transferred from Level 3 to Level 2 due to an increase in trading activities during the period.
Security held by the Fund with an end of period value of $9 was transferred from Level 2 to Level 3 due to a decrease in trading activities during the period.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended February 29, 2024.
See Notes to Schedule of Investments

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
February 29, 2024
Note 1. Significant Accounting Policies
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
    •    Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
    •    Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
    •    Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024
instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.